Share-Based Compensation (Details Narrative) - USD ($)		12 Months Ended
	Jan. 16, 2025	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation costs not recognized		$ 1,837,850
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted	48,484	48,484
Options term	10 years
Exercise price of options granted	$ 6.71	$ 6.71
Share-based compensation expense		$ 1,762,000
Options vested		1,900
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		$ 529,000